VIEs (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Net cash provided by operating activities	$ 32,242	$ (62,278)	$ 95,207
Net cash used in investing activities	(232,789)	516,729	419,767
Net cash provided by financing activities	(82,136)	(434,100)	93,586
VIEs [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	3,276	33,830	66,370
Net cash used in investing activities	67,076	(152,442)	(99,297)
Net cash provided by financing activities	$ (79,209)	$ 102,757	32,903
As Revised [Member] | VIEs [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities			74,400
Net cash used in investing activities			107,100
Net cash provided by financing activities			$ 32,800